Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 25, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated July 30, 2021 (as revised October 18, 2021) and Statement of Additional Information (the “SAI”), dated July 30, 2021 (as revised January 26, 2022), for the iShares Global Clean Energy ETF (ICLN) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around April 25, 2022.
Change in the Fund’s “Principal Investment Strategies”
The first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Global Clean Energy IndexTM (the “Underlying Index”), which is designed to track the performance of approximately 100 clean energy-related companies. The Underlying Index is a subset of the S&P Global Broad Market Index and includes stocks traded on developed and emerging market exchanges which meet or exceed, at the time of inclusion, $300 million in total market capitalization, $100 million in float- adjusted market capitalization, and $3 million median daily value traded over a six‑month period (or $2 million for existing constituents).
S&P Dow Jones Indices LLC (the “Index Provider”) uses Global Industry Classification Standard (“GICS”) and FactSet’s Revere Business Industry Classification System (“RBICS”) classifications along with Trucost Power Generation Data (“Trucost”) for utility companies to determine the eligible universe. Companies that derive at least 25% in aggregate revenue from clean energy related businesses as defined by RBICS data, companies in the “general utilities” sub‑industry that generate at least 20% of their power from renewable sources as measured by Trucost data, and companies in the GICS “renewable utilities” sub‑industry are included in the Underlying Index. In addition, the Index Provider uses company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.) and other exclusion guidelines based on a company’s compliance with the United Nations Global Compact (“UNGC”) provided by Sustainalytics. Lastly, the Index
Provider uses RepRisk, a leading provider of business intelligence on environmental, social, and governance risks, for screening and analysis of controversies related to companies within the index.
The Index Provider defines clean energy exposure scores (“exposure scores”) for each company based on its primary business. The Index Provider also calculates carbon‑to‑revenue footprint standards for each company in the preliminary universe of stocks (before applying the exclusion criteria above) with a minimum exposure score and excludes those companies with a high carbon‑to‑revenue footprint standard score determined by the Index Provider. All remaining companies with a high exposure score are selected for the Underlying Index. If the Underlying Index does not have 100 constituents, companies with lower exposure scores are selected, based on market-capitalization, until a constituent count of 100 is reached. If, after a constituent count of 100 is reached, the weighted average exposure score is lower than certain thresholds, companies with low exposure scores will be removed from the Underlying Index. Therefore, while the Underlying Index targets a constituent count of 100 securities, it may be comprised of greater or fewer than 100 securities. As of April 8, 2022, there were 100 constituents in the Underlying Index.
Constituents are weighted based on a product of the constituent’s float-adjusted market capitalization and exposure score, with weights of constituents capped based on their exposure score and liquidity weight. The Index Provider determines liquidity weight based on the relative six‑month median daily value of a security compared to that measure for the overall index. In addition, the cumulative weight of all stocks within the Underlying Index that have a weight greater than 4.5% cannot exceed 40%. As of April 8, 2022, the Underlying Index comprised securities of companies in the following countries or regions: Austria, Brazil, Canada, Chile, China, Denmark, France, Germany, India, Israel, Italy, Japan, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, the United Kingdom (the “U.K.”) and the U.S. The Underlying Index may include large-, mid‑ or small-capitalization companies. As of April 8, 2022, a significant portion of the Underlying Index is represented by securities of companies in the industrials, information technology and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
Change in the Fund’s “Summary of Principal Risks” and “A Further Discussion of Principal Risks”
The sections entitled “Risk of Investing in China” on pages S‑8 and S‑9 of the Summary Prospectus and pages 13‑16 of the Prospectus are deleted in their entirety.
The following is hereby added to the section “Summary of Principal Risks” of the Fund’s Prospectus and Summary Prospectus:
Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund or the Underlying Fund invests may be less reliable or complete. Emerging markets often have less reliable securities valuations and greater risk associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Clean Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 25, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated July 30, 2021 (as revised October 18, 2021) and Statement of Additional Information (the “SAI”), dated July 30, 2021 (as revised January 26, 2022), for the iShares Global Clean Energy ETF (ICLN) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around April 25, 2022.
Change in the Fund’s “Principal Investment Strategies”
The first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the S&P Global Clean Energy IndexTM (the “Underlying Index”), which is designed to track the performance of approximately 100 clean energy-related companies. The Underlying Index is a subset of the S&P Global Broad Market Index and includes stocks traded on developed and emerging market exchanges which meet or exceed, at the time of inclusion, $300 million in total market capitalization, $100 million in float- adjusted market capitalization, and $3 million median daily value traded over a six‑month period (or $2 million for existing constituents).
S&P Dow Jones Indices LLC (the “Index Provider”) uses Global Industry Classification Standard (“GICS”) and FactSet’s Revere Business Industry Classification System (“RBICS”) classifications along with Trucost Power Generation Data (“Trucost”) for utility companies to determine the eligible universe. Companies that derive at least 25% in aggregate revenue from clean energy related businesses as defined by RBICS data, companies in the “general utilities” sub‑industry that generate at least 20% of their power from renewable sources as measured by Trucost data, and companies in the GICS “renewable utilities” sub‑industry are included in the Underlying Index. In addition, the Index Provider uses company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.) and other exclusion guidelines based on a company’s compliance with the United Nations Global Compact (“UNGC”) provided by Sustainalytics. Lastly, the Index
Provider uses RepRisk, a leading provider of business intelligence on environmental, social, and governance risks, for screening and analysis of controversies related to companies within the index.
The Index Provider defines clean energy exposure scores (“exposure scores”) for each company based on its primary business. The Index Provider also calculates carbon‑to‑revenue footprint standards for each company in the preliminary universe of stocks (before applying the exclusion criteria above) with a minimum exposure score and excludes those companies with a high carbon‑to‑revenue footprint standard score determined by the Index Provider. All remaining companies with a high exposure score are selected for the Underlying Index. If the Underlying Index does not have 100 constituents, companies with lower exposure scores are selected, based on market-capitalization, until a constituent count of 100 is reached. If, after a constituent count of 100 is reached, the weighted average exposure score is lower than certain thresholds, companies with low exposure scores will be removed from the Underlying Index. Therefore, while the Underlying Index targets a constituent count of 100 securities, it may be comprised of greater or fewer than 100 securities. As of April 8, 2022, there were 100 constituents in the Underlying Index.
Constituents are weighted based on a product of the constituent’s float-adjusted market capitalization and exposure score, with weights of constituents capped based on their exposure score and liquidity weight. The Index Provider determines liquidity weight based on the relative six‑month median daily value of a security compared to that measure for the overall index. In addition, the cumulative weight of all stocks within the Underlying Index that have a weight greater than 4.5% cannot exceed 40%. As of April 8, 2022, the Underlying Index comprised securities of companies in the following countries or regions: Austria, Brazil, Canada, Chile, China, Denmark, France, Germany, India, Israel, Italy, Japan, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, the United Kingdom (the “U.K.”) and the U.S. The Underlying Index may include large-, mid‑ or small-capitalization companies. As of April 8, 2022, a significant portion of the Underlying Index is represented by securities of companies in the industrials, information technology and utilities industries or sectors. The components of the Underlying Index are likely to change over time.
Change in the Fund’s “Summary of Principal Risks” and “A Further Discussion of Principal Risks”
The sections entitled “Risk of Investing in China” on pages S‑8 and S‑9 of the Summary Prospectus and pages 13‑16 of the Prospectus are deleted in their entirety.
The following is hereby added to the section “Summary of Principal Risks” of the Fund’s Prospectus and Summary Prospectus:
Risk of Investing in Emerging Markets. Investments in emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund or the Underlying Fund invests may be less reliable or complete. Emerging markets often have less reliable securities valuations and greater risk associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.